Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share based compensation	Share-based compensation
ASML has the following share-based compensation plans in place for its employees:
•Long-term incentive (LTI) bonus plans
•Option plans
•Employee Share Purchase Plan
Long-term incentive bonus plans
Our long-term incentive (LTI) bonus plans are governed by the Employee Umbrella Share Plan, effective since January
1, 2014, and is applicable to all employees. The primary objective of this plan is to attract, reward, and retain qualified and experienced professionals in a competitive international labor market. Equity incentives granted under this plan typically have a vesting period of 2.5-to-3 years and are subject to service and/or performance criteria.
Employees may be granted either service-based or performance-based share plans. Under service-based plans, shares are granted at the start and vest after a defined service period. Performance-based plans follow a similar structure but are conditionally granted and subject to company-specific performance criteria, which may include both market-based and non-market-based elements. These shares vest upon completion of the service period and achievement of the performance targets at the vesting date.
The General Meeting approved the adoption of the most recent Remuneration Policy for the Board of Management, including the number of shares to be issued. The updated policy outlines the target and maximum levels of the long-
term incentive plans, associated performance measures, and payout zone percentages. Remuneration policies for employees are approved by the Board of Management. Additionally, the General Meeting authorized the Board of
Management to issue and grant ordinary shares, set limits on restricting or excluding shareholders’ pre-emption rights, and repurchase ordinary shares on behalf of the company within defined parameters.
The table below outlines the performance criteria and their respective weightings for the LTI performance plans granted in 2025.

LTI performance plan criteria	Market/Non-market element	Weight
Relative TSR	Market	25%
Strategic value drivers	Non-market	35%
Technology Leadership Index	Non-market	20%
ESG measures	Non-market	20%
Total		100%
Following the US executive order 14173, the non-financial ESG performance metrics were modified as follows:
•For the employees based in the US, the gender diversity performance measures are omitted, and an increased weighting is applied on the Employee engagement and Inclusion score (13.33%), and
•For the employees outside the US, the gender diversity performance measures are calculated excluding US employees.
All employees who are eligible for the LTI plan 2023-2025 and 2024-2026 will be impacted by this modification. There are no incremental fair value and no incremental compensation costs arising from the modifications.
Accounting policy
The fair value of the market-based element is measured at the grant date incorporating the expected vesting and expected value at vesting, using a tailored Monte Carlo simulation model. The fair value of the service plans and the non-market-based elements of the performance plans is the share price at grant date less the present value of expected dividends during the vesting period, as participants are not entitled to dividends payable during the vesting period. The likelihood of the conditions being met for service and non-market performance plans is assessed as part of the company’s best estimate of the number of equity instruments that will ultimately vest.
Participants are entitled to a conditional grant of company shares upon awarding. Performance plans are subject to cliff vesting and are accounted for on a straight-line basis. Service-only plans are subject to graded vesting. Each installment of the plan is therefore accounted as a separate grant with a separate fair value. This means that each installment will be separately measured and attributed to expense over the related vesting period. Expenses for the market-based element are recognized during vesting at a fixed vesting level (as the vesting expectation is incorporated in the fair value) provided that all other performance conditions are met. Expenses for the non-market-
based elements and service plans are recognized during vesting at expected vesting levels, which are updated during the vesting period as necessary, with a final update/adjustment at vesting date. All share-based remuneration expenses for equity-settled awards are recognized as personnel expense, with a corresponding entry in equity, during the vesting period of the award. Share-based remuneration expenses are included in the same income statement line or lines in the functional grouped Consolidated statements of operations as the compensation paid to the employees receiving the stock-based awards.
The most important assumptions for the calculation of the fair value of shares for the LTI performance plans, which include market-based performance criteria, are set out in this table:

Year ended December 31	2023	2024	2025
Share price in € at grant date	620.1	707.1	580.9
Expected volatility ASML	46.2%	40.0%	41.7%
Average volatility of the peer group	50.0%	43.3%	46.6%
Vesting period	2.9 years	2.9 years	2.7 years
Dividend yield	0.9%	0.7%	0.9%
Risk free interest rate (Eurozone)	2.4%	2.4%	1.8%
Risk free interest rate (US)	3.9%	4.2%	3.9%
An overview of the incurred and expected expenses for the LTI plans are set out in the following table:

Year ended December 31 (€, in millions)	2023	2024	2025
Incurred expenses	134.8	172.6	202.3
Expected expenses of conditionally granted plans in future periods	187.2	246.1	215.0
Weighted average period for recognizing these expected expenses	1.6 years	1.5 years	1.4 years
Recognized income tax benefit (excluding excess income tax benefits)	16.3	28.2	32.0
Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2023	2024	2025	2023	2024	2025
Total fair value of shares vested during the year (in millions)	175.5	161.4	139.4	127.0	155.2	166.6
Weighted average fair value of shares granted	587.42	801.78	636.49	624.10	848.18	660.67
A summary of the status of conditionally outstanding shares as of December 31, 2025, and changes during the year ended December 31, 2025, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date	Number of shares	Weighted average fair value at grant date
Conditional shares outstanding at January 1, 2025	280,353	680.02	410,680	734.50
Granted	261,198	636.49	279,674	660.67
Vested	(203,871)	650.87	(229,822)	711.06
Forfeited	(6,314)	632.69	(13,191)	714.28
Conditional shares outstanding at December 31, 2025	331,366	664.54	447,341	700.98
Option plans
Since 2017, we no longer grant any options, but there are still outstanding options which may be exercised by employees.
Accounting policy
The grant-date fair value of stock options was estimated using a Black–Scholes option valuation model. This Black–
Scholes model required the use of assumptions, including expected share price volatility, the estimated life of each award and the estimated dividend yield. The risk-free interest rate used in the model is determined, based on an index populated with euro-denominated European government agency bonds with high credit ratings and with a life equal to the expected life of the equity-settled share-based payments. Our option plans typically vest over a three-
year service period, with any unexercised stock options expiring 10 years after the grant date. Options granted have fixed exercise prices equal to the closing price of our shares listed at Euronext Amsterdam on grant date. The purchase of shares against the exercise price is settled with the employees involved through deductions on their salary and the issuance of shares upon exercising the stock options is deducted from our treasury shares.
Details with respect to stock options exercised and outstanding are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2023	2024	2025	2023	2024	2025
Weighted average share price at stock option exercise	613.03	834.48	722.84	678.41	911.23	840.14
Aggregate intrinsic value of exercised stock options (in millions)	8.1	10.2	8.8	4.8	8.2	6.8
Weighted average remaining contractual term of exercisable options (in years)	1.48	0.83	0.32	1.43	0.84	0.30
Aggregate intrinsic value of exercisable stock options (in millions)	19.7	11.4	4.6	15.9	8.2	4.5
Aggregate intrinsic value of outstanding stock options (in millions)	19.7	11.4	4.6	15.9	8.2	4.5
The number and weighted average exercise prices of stock options as of December 31, 2025, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (in €)	Number of options	Weighted average exercise price per ordinary share (in $)
Outstanding, January 1, 2025	19,336	87.48	13,734	95.58
Granted	—	—	—	—
Exercised	(13,779)	87.04	(9,090)	94.62
Forfeited	—	—	—	—
Expired	(78)	93.03	(1)	88.10
Outstanding, December 31, 2025	5,479	88.52	4,643	97.47
Exercisable, December 31, 2025	5,479	88.52	4,643	97.47
Details with respect to stock options exercised in the relevant year and outstanding stock options as of December 31,
2025, are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (in €)	Number of outstanding options	Weighted average remaining contractual term of outstanding (years)	Range of exercise prices (in $)	Number of outstanding options	Weighted average remaining contractual term of outstanding (years)
80–90	3,569	0.19	80–90	—	0.00
90–100	1,910	0.56	90–100	2,976	0.15
100–110	—	0.00	100–110	1,667	0.56
Total	5,479	0.32	Total	4,643	0.30
Employee Share Purchase Plan
Additionally, we offer an Employee Share Purchase Plan to our payroll employees, except the Board of Management, which is excluded from participation in this plan. Through this plan, payroll employees are given the opportunity to buy our shares through their monthly paycheck. The maximum amount for which employees can participate in the plan amounts to 10.0% of their annual gross base salary. When employees retain the shares for a minimum of 12 months, ASML will pay out a 20.0% retention bonus in cash on the initial participation amount. This bonus is recorded as part of personnel expenses.
Accounting policy
The employee’s entitlements to a bonus under employee share purchase plans are accounted for on an accrual basis. The shares for employee share purchase plans are issued on a quarterly basis and the share purchase price is based on the closing share price of our listed shares on grant date, which is the date after our quarterly filings. The purchased shares by employees are issued from our treasury shares.
In 2025, ASML received €142.3 million (2024: €124.0 million; 2023: €99.4 million) from issuance of shares for our employee share purchase plan.